CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 25,794	$ 9,954	$ 6,635
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,254	746	475
Share based compensation expenses	7,049	1,573	$ 403
Tax benefit related to share-based compensation	(3,808)	(645)
Deferred income taxes, net	(4,093)	45	$ (769)
Increase in trade receivables	(187)	(6,535)	(3,257)
Increase in prepaid expenses and other current and long-term assets	(1,183)	(159)	(920)
Increase (decrease) in trade payables	$ 322	(145)	651
Changes in fair value of warrants to purchase preferred shares		4,309	1,446
Increase in short term and long term deferred revenues	$ 21,254	7,682	9,410
Increase in employees and payroll accruals	5,011	3,501	2,651
Increase in accrued expenses and other current and long-term liabilities	6,353	2,827	3,191
Increase in accrued severance pay, net	394	42	243
Net cash provided by operating activities	59,160	23,195	20,159
Cash flows from investing activities:
Proceeds from short and long term deposits	49,329	2,533	8,735
Investment in short and long term deposits	(619)	(52,570)	(8,809)
Purchase of property and equipment	(2,066)	$ (1,408)	$ (752)
Payments for business acquisitions, net of cash acquired (Schedule A)	(53,656)
Net cash used in investing activities	(7,012)	$ (51,445)	$ (826)
Cash flows from financing activities:
Issuance of shares, net	52,575	88,468
Tax benefit related to share-based compensation	3,808	645
Proceeds from exercise of options and warrants	1,824	942	$ 159
Net cash provided by financing activities	58,207	90,055	159
Increase in cash and cash equivalents	110,355	61,805	19,492
Cash and cash equivalents at the end of the period	234,539	124,184	62,379
Cash and cash equivalents at the beginning of the period	124,184	62,379	42,887
Non-cash activities:
Purchase of property and equipment in credit	388	304	90
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	$ 4,760	$ 981	$ 287